CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK [Text Block]
8.    CAPITAL STOCK

a)	Authorized

At December 31, 2012 and 2011, the Company was authorized to issue the following number and classes of shares:

400,000,000 common shares, $0.001 par value;

100,000,000 preferred shares, $0.001 par value, and series as determined by directors.

b)	Common Stock

On January 28, 2011, the Company issued 10,000,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $2,000,000, of which $1,385,000 was included in share subscriptions at December 31, 2010.

On January 28, 2011, the Board of Directors of the Company authorized the issuance of 637,140 common shares at a price of $0.20 per share in settlement of $127,428 notes and accrued interest payable.

On January 28, 2011, the Company completed the acquisition of Qeyos, pursuant to which it acquired all of the issued and outstanding common shares of Qeyos from its shareholders in exchange for the issuance of a total of 4,789,035 shares of the Company’s common stock on the basis of one share of common stock for each common share of Qeyos.

On May 30, 2011, the Board of Directors of the Company authorized the issuance of 1,378,915 common shares at a price of $0.20 per share in settlement of $275,783 notes and accrued interest payable.

On May 30, 2011, the Company issued 3,010,000 common shares at $0.20 per share pursuant to a private placement for proceeds of $602,002.